Net Loss Per Common Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Net Loss Per Common Share

9. Net Loss Per Common Share

The Company computes basic net loss per common share using the weighted-average number of shares of common stock outstanding during the period less the weighted-average number of shares of common stock subject to repurchase. The effects of including the incremental shares associated with options, warrants and unvested restricted stock are anti-dilutive, and are not included in the diluted weighted average number of shares of common stock outstanding for the nine month periods ended September 30, 2013 and 2012.

The Company excluded the following securities from the calculation of diluted net loss per common share for the nine months ended September 30, 2013 and 2012, as their effect would be anti-dilutive (in thousands):

	Nine months ended Sep 30,
	2013	2012
Outstanding stock options	7,344	6,844
Unvested restricted stock	547	1,482
Unvested restricted stock units	412	412